Intangible Liabilities - Charter Agreements	12 Months Ended
Dec. 31, 2023
Intangible Liabilities - Charter Agreements

6. Intangible Liabilities - Charter Agreements

Intangible Liabilities - Charter Agreements as of December 31, 2023, and 2022 consisted of the following:

	December 31, 2023	December 31, 2022
Opening balance	$14,218	$55,376
Disposals (*)	(476)	—
Amortization	(8,080)	(41,158)
Total	$5,662	$14,218

(*) The unamortized portion of GSL Amstel intangible liability-charter agreement when vessel was sold on March 23, 2023.

Intangible liabilities are related to (i) acquisition of the Seven, the Twelve and the Four Vessels, and (ii) management’s estimate of the fair value of below-market charters on August 14, 2008, the date of the Marathon Merger (see note 1). These intangible liabilities are being amortized over the remaining life of the relevant lease terms and the amortization income is included under the caption “Amortization of intangible liabilities-charter agreements” in the Consolidated Statements of Income.

Amortization income of intangible liabilities-charter agreements for the years ended December 31, 2023, 2022 and 2021 was $8,080, $41,158 and $45,430, including related party amortization of intangible liabilities-charter agreements of $nil, $5,385, and $6,882 for each of the years ended December 31, 2023, 2022 and 2021, respectively.

The aggregate amortization of the intangible liabilities in each of the 12-month periods up to December 31, 2025, is estimated to be as follows:

Amount
December 31, 2024	5,114
December 31, 2025	548
$5,662

The weighted average life for the remaining intangible liabilities-charter agreements terms is 1.0 year.